2. LOANS: Troubled Debt Restructurings on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	18,680	$ 55,198,024	$ 52,873,724
Real Estate Loans	50	698,205	695,693
Sales Finance Contracts	870	3,226,704	3,086,441
Total	19,600	$ 59,122,933	$ 56,655,858

TDRs that subsequently defaulted during the year ended December 31, 2019 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	5,854	$ 10,583,099
Real Estate Loans	_	-
Sales Finance Contracts	222	546,101
Total	6,076	$ 11,129,200

The following table presents a summary of loans that were restructured during the year ended December 31, 2018.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	16,473	$ 42,571,410	$ 41,169,632
Real Estate Loans	51	468,208	458,496
Sales Finance Contracts	685	1,742,532	1,671,991
Total	17,209	$ 44,782,150	$ 43,300,119

TDRs that subsequently defaulted during the year ended December 31, 2018 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	4,625	$ 7,364,675
Real Estate Loans	1	4,233
Sales Finance Contracts	144	304,882
Total	4,770	$ 7,673,790

The following table presents a summary of loans that were restructured during the year ended December 31, 2017.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	15,335	$ 34,896,112	$ 33,473,568
Real Estate Loans	34	365,326	346,385
Sales Finance Contracts	480	1,276,646	1,225,663
Total	15,849	$ 36,538,084	$ 35,045,616

TDRs that subsequently defaulted during the year ended December 31, 2017 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	4,479	$ 6,486,759
Real Estate Loans	2	12,292
Sales Finance Contracts	138	280,244
Total	4,619	$ 6,779,295